Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Deficit)
Common stock par value	$ 0	$ 0
Common stock shares authorized	100,000,000	100,000,000
Common stock issued	3,378,760	3,373,760
Common stock outstanding	3,378,760	3,373,760